General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Operation

HUB Cyber Security Ltd.

(formerly: Hub Cyber Security (Israel) Ltd.) (“the Company” or “HUB”) was incorporated under the laws of the State of Israel in 1984 and is engaged in developing and marketing quality management software tools and professional services solutions. The Company’s headquarters are located in Tel Aviv, Israel. The Company and its subsidiaries (collectively, “the Group”) are engaged in developing reliable quality assurance systems that support process and product enhancement. The Group’s main customers are organizations and institutions operating in the security, electronics, aviation, telecommunications, banking, and other sectors in Israel and worldwide. Following the merger between the Company and HUB Cyber Security TLV Ltd, the Company also operates in the Confidential Computing and network security industry.

The Company’s ordinary shares began trading on Nasdaq Capital Market on March 1, 2023. The Company’s ordinary shares were previously listed on the Tel Aviv Stock Exchange from January 23, 2000 to February 28, 2023.

On May 20, 2024, the Company received a letter from the Nasdaq Stock Market (“Nasdaq”) regarding the Company’s failure to timely file its Annual Report on Form 20-F for the fiscal year ended December 31, 2023 (the “Form 20-F”) with the Securities and Exchange Commission (the “SEC”), as required by Nasdaq Listing Rule 5250(c)(1) (the “Filing Requirement”). On July 19, 2024 the Company responded to the aforementioned letter from Nasdaq, stating its intention to comply with the Filing Requirement, and asked for an extension. On July 30, 2024 the Company received a reply from Nasdaq, granting its request for an extension to comply with the Filing Requirement until August 19, 2024. The Form 20-F, including the Company’s consolidated financial statements for the fiscal year ended December 31, 2023, was filed with the SEC on August 16, 2024.

On July 16, 2024, the Company received a deficiency notice from Nasdaq informing us that the Company ordinary shares have failed to comply with the $1.00 minimum bid price required for continued listing under Nasdaq Listing Rule 5450(a)(1) (the “Minimum Bid Price Requirement”) based upon the closing bid price of the Company ordinary shares for the 30 consecutive business days prior to the date of the deficiency notice. The deficiency notice did not result in the immediate delisting of the Company ordinary shares from Nasdaq. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was given 180 calendar days from, or until January 13, 2025, to regain compliance with the Minimum Bid Price Requirement.

In addition, on August 23, 2024 the Company received a deficiency notice from Nasdaq informing it that it is no longer in compliance with Nasdaq Listing Rule 5450(b)(3) (the “Total Assets and Total Revenue Requirement”) because its total assets and total revenue for the most recently completed fiscal year and two of the last three most recently completed fiscal years were each below the minimum $50 million threshold for continued listing on The Nasdaq Global Market. In accordance with Nasdaq Listing Rule 5810(c)(2)(A), the Company had 45 calendar days, or until October 7, 2024, to submit a plan to Nasdaq to evidence compliance with Nasdaq’s continued listing criteria (the “Compliance Plan”). On October 9, 2024, the Company submitted the Compliance Plan to Nasdaq. On December 11, 2024, the Company received another notice from Nasdaq stating that the Compliance Plan did not evidence the Company's ability to achieve near term compliance with continued listing requirements or sustain such compliance over an extended period of time. Accordingly, the Company was notified that its securities would be delisted from the Nasdaq Global Market, unless we request a hearing before the Nasdaq Hearings Panel (the “Panel”), which request would stay any further action by the Staff at least until the hearing process concludes. On December 18, 2024, the Company requested a hearing before the Panel. On January 14, 2025, the Company received a notice from Nasdaq that it did not regain compliance with the Minimum Bid Price Requirement prior to January 13, 2025 and that such failure to regain compliance with the Minimum Bid Price Requirement served as an additional basis for delisting of its securities from the Nasdaq Global Market. The hearing before the Panel was held on February 6, 2025.

On February 27, 2025, the Company received a notice from Nasdaq informing the Company that Nasdaq granted its request to continue listing on the Nasdaq Stock Market, subject to (i) on or before March 5, 2025, its filing of an application to transfer its securities to the Nasdaq Capital Market and (ii) on or before March 31, 2025, the Company’s demonstrating compliance with the minimum bid price requirement and the continued listing requirement that the Company maintains either a minimum of $2,500 thousand in shareholders’ equity or $35,000 thousand market value of listed securities or $500 thousand of net income from continuing operations for the most recently completed fiscal year or two of the three most recently completed fiscal years, as set forth in Nasdaq Listing Rule 5550(b)(2) (“MVLS Rules”). On February 26, 2025, the Staff confirmed to the Company via email that it had regained compliance with the MVLS Rules.

On March 4, 2025, the Company filed an application to transfer its securities to the Nasdaq Capital Market.

b.	On March 28, 2025, the Company effected a 1-for-10 reverse share split of its ordinary shares in an effort to regain compliance with the Nasdaq minimum bid price requirement.

c.	Merger between the Company and Mount Rainier Acquisition Corp.:

On March 23, 2022, the Company entered into a definitive business combination agreement (the “Business Combination Agreement”) with Mount Rainier Acquisition Corp., a Delaware corporation (“RNER”) and Rover Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of HUB (“Merger Sub”). Pursuant to the Business Combination Agreement, Merger Sub merged with and into RNER, with RNER surviving the merger (the “Reverse Recapitalization”). Upon consummation of the Reverse Recapitalization and the other transactions contemplated by the Business Combination Agreement (the “Transactions”) on February 28, 2023 (the “Closing Date”), RNER became a wholly owned subsidiary of HUB.

Prior to the Closing Date, in connection with the closing of the Transactions, the Company and its shareholders recapitalized the Company’s equity securities whereby each ordinary share of the Company was converted into 0.712434 ordinary shares of the Company (the “February 2023 Share Split”). In addition, and as part of the February 2023 Share Split, each outstanding option to purchase an ordinary share was converted into an option to purchase 0.712434 ordinary shares and the exercise price of such option was increased by dividing the exercise price by 0.712434. As a result of the February 2023 Share Split, the ordinary shares, options to purchase ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the February 2023 Share Split had been in effect as of the date of these consolidated financial statements. Please refer to Note 20a.

The Transactions were accounted for as a reverse recapitalization, in accordance with the relevant International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and the Group was deemed to be the accounting acquirer. RNER did not meet the definition of a business in accordance with IFRS 3 - “Business Combinations”, and the Transactions were instead accounted for within the scope of IFRS 2 - “Share-based payment” (“IFRS 2”), as a share-based payment transaction in exchange for a public listing service. In accordance with IFRS 2 the Company recorded a one-time share-based Share listing expense of $12,312 thousands at the closing of the Merger Agreement that was calculated based on the excess of the fair value of the Company issued to public investors over the fair value of the identifiable net assets of RNER that were acquired. For more details, please refer to Note 5.

d.	Credit line to a related party

During 2024 and 2023,the Company has provided Blackswan Technologies, Inc. (“BST”), a related party, an aggregated amount of $2,662 thousand under the BST Loan Agreement (as defined below). For additional information, please refer to Note 26.

e.	Going Concern

The Company’s financial statements have been prepared on a basis that assumes that it will continue as a going concern and the ordinary course of business will continue in alignment with management’s 2025-2026 business plan. However, the Company still faces significant uncertainty regarding the adequacy of its liquidity and capital resources and its ability to repay its obligations as they become due.

The Company’s management is closely monitoring the situation and has been attempting to alleviate the liquidity and capital resources concerns through interim financing facilities and other capital raising efforts. However, such efforts remain uncertain and are predicated upon events and circumstances which are outside the Company’s control.

As of December 31, 2024, the Company has incurred accumulated losses in the amount of $226,245 thousand, and had a negative working capital in the amount of $87,672 thousand. Also, for the year ended December 31, 2024 the Company used $17,110 thousand in operating activities. The Company expects to continue to incur losses in 2025 and potentially thereafter as well. On December 31, 2024, the Company’s cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the consolidated financial statements and the Company requires an immediate cash injection to fund its operations. Furthermore, there are several legal claims against the Company, for addition information refer Note 22c. Those factors raise substantial doubts about the Company’s ability to continue as a going concern.

In 2024 and also in the beginning of 2025, the Company undertook efforts to renegotiate with key creditors and loan agreements. For more details, please refer to Note 28.

The consolidated financial statements for the year ended December 31, 2024 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern. Such adjustments could be material.

f.	Internal investigation

As previously disclosed, on April 20, 2023, the Company’s board of directors appointed a Special Committee of Independent Directors (the “Special Committee”) to oversee an internal investigation (the “Internal Investigation”) in order to review certain allegations of misappropriation of Company funds and other potential fraudulent actions regarding the use of Company funds by a former senior officer of the Company. During the course of the Internal Investigation, the Special Committee, together with its outside advisers, believed that it found sufficient evidence to support a determination that the Company’s former Chief Executive Officer and President of U.S. operations and former member of the board of directors (“former CEO”), and  the Company’s former Chief of Staff and wife of the former CEO, misappropriated (from a Company bank account over which the Company’s  former CEO had sole signatory rights) a total of approximately NIS 2,000 thousand (approximately $582 thousand) for personal use. Further, in certain instances, evidence reviewed by the Special Committee demonstrated that the Company’s former CEO authorized payments to contractors without either (i) proper documentation and signatory approval; or (ii) required budget and expense reports. The employment of the former CEO, was terminated effective July 24, 2023 for cause and  the Company’s former CEO resigned from the Company’s board on August 15, 2023. Additionally, the Company has commenced two legal actions in Israel against the Company’s former Chief of Staff  and against  the Company’s former CEO to omitted their requests for severance payments in accordance with Israeli law in connection with these determinations by the Special Committee.

Additionally, the Special Committee believed that it found sufficient evidence to determine that, one of the controllers of the Company, with the permission of the Company’s former CEO, used Company credit cards for personal use in the amount of approximately NIS 400 thousand (approximately $110 thousand). These personal expenses were neither factored into the controller’s payroll nor properly documented in the Company’s financial books and records. Additionally, the Company’s former CEO  approved a bonus of NIS 250 thousand to the controller. However, this bonus was not paid to the controller but instead was paid to a third-party at the controller’s direction. Prior to the commencement of legal proceedings, the Company reached a settlement with the controller whereby the amount of the bonus in the amount of NIS 250 thousand plus VAT was repaid to the Company in 2023. The Internal Investigation is complete, although the Company aims to continue pursuing recovery of the misappropriated funds. These events regarding the Special Committee and Internal Investigation are the subject of possible regulatory review and expose the Company and its directors and officers to possible investigations and possible enforcement actions by regulators both in Israel and the United States, including the Israel Securities Authority (“ISA”), Israel Tax Authority, U.S. Securities and Exchange Commission (“SEC”), the Nasdaq Stock Market LLC (“Nasdaq”) and/or U.S. Department of Justice (“DOJ”). The Company has provided certain information and documentation to certain regulatory authorities and is prepared to respond to any regulatory inquiry it may receive. The Company’s management and its board of directors do not currently believe there are any impacts on the Company’s financial statements. If the Company were to be subject to an investigation or enforcement action from a regulatory agency it could have a material adverse effect on the Company’s business, financial position and results of operations.

If any federal authorities were to ultimately determine that the Company violated any laws or regulations, the Company may be exposed to a broad range of civil and criminal sanctions including, but not limited to, injunctive relief, disgorgement, fines, penalties, modifications to business practices including the termination or modification of existing business relationships, the imposition of compliance programs and the retention of a monitor to oversee future compliance by the Company, which could be costly and burdensome to the management, and could adversely impact the Company’s business, prospects, reputation, financial condition, liquidity, results of operations or cash flows. Even if an inquiry or investigation does not result in any adverse determinations, it potentially could create negative publicity and give rise to third-party litigation or other actions, which could also have a material adverse effect on the Company’s business, financial condition, results of operations and cash flows.

The Special Committee is neither a civil nor criminal court of law and no court has yet substantiated the findings of the Special Committee. It is possible that a court of law may find differently than the Special Committee has, which could expose the Company to counterclaims from the Former Senior Officer, the former Chief of Staff or others. Additionally, while the Company has informed the Former Senior Officer that he has been summarily dismissed as an employee and has commenced a legal action in Israel against the former Chief of Staff to omitted her requests for severance payments in accordance with Israeli law, there can be no assurance that the Former Senior Officer, the former Chief of Staff or others will not bring forth any claims or commence any litigation against the Company in connection with the former Senior Officer dismissal, the Company’s challenging the former Chief of Staff severance payments or the publication of the Special Committee’s findings from the Internal Investigation.

As of December 31,2024, following the completion of the Internal Investigation as described above, the Company has commenced legal actions in Israel against the Company’s former Chief of Staff and against  the Company’s former CEO to dispute their requests for severance payments in accordance with Israeli law. Two actions were undertaken against the Company’s former Chief of Staff. In the initial action, the court granted an injunction preventing her from accessing her accumulated severance package. In the second action, it was requested that the court order that these sums be returned to the Company. In the action against the Company’s former CEO, the court was requested to grant an injunction against accessing the accumulated severance package and to order the return of the sums to the Company. These actions are time limited, so the initial action against the Company’s former Chief of Staff was initiated prior to the completion of the Special Committee Report and as such was based upon the limited information known at that time. The preliminary hearing in both of these cases is set for the coming months and both will be heard in front of the same judge who granted the injunction against  the Company’s former Chief of Staff. For a full description of the claims currently being conducted against the Company’s former Chief of Staff and against  the Company’s former CEO, please refer to Note 22C below.

There can be no assurance that the Company’s former CEO,  the Company’s former Chief of Staff or others will not bring forth any claims or commence any litigation against us in connection with  the Company’s former CEO’s dismissal, his resignation from the board, the Company’s challenging  the Company’s former Chief of Staff’s severance payments or the publication of the Special Committee’s findings from the Internal Investigation.

Further, the Company incurred substantial costs and diverted management resources in connection with the Internal Investigation. The Company may also incur material costs associated with the indemnification arrangements with the current and former directors and certain of the Company’s officers, as well as other indemnitees related to law suits or regulatory proceedings that have arisen and may arise in the future from the Internal Investigation.

Since the completion of the Internal Investigation, the Company performed a rehaul of its top management and executive officers, in addition to enacting and enforcing tougher anti-fraud and anti-corruption policies, oversight, reviews and checks. Substantially all of the management and executive officers that served in the Company during the time when the misappropriation occurred have since left the Company and been replaced. The Company assumes that the past misappropriation of funds has no current or further impact on the Company, its finances and its business, and is not expected to affect the Company or its expected growth in the future.

g.	Israel Securities Authority and the Israel Tax Authority – On September 17, 2024, the Israel Securities Authority and the Israel Tax Authority conducted a search of the Company’s office in the context of investigating former and current officers in connection with suspicions regarding violations of securities, penal and tax laws. To the Company’s best knowledge, the suspicions are related, among other things, to the subject matter of the Internal Investigation conducted by the special committee appointed by the Company’s board of directors in April 2023. On April 22, 2025, investigators from the Israeli Tax Authority visited the offices of the Company. To the Company’s best knowledge, the visit related to developments in the Internal Investigation related to the actions of a former financial controller of the Company, which were also addressed in the Internal Investigation.